Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 103,095,000
Other intangible assets at end of the year	132,682,000	$ 103,095,000
Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	212,392,000	250,707,000
Additions	91,203,000	63,740,000
Disposals	(117,056,000)	(90,112,000)
Transfers from/(to) other accounts	542,000
Exchange differences	19,917,000	(11,943,000)
Other intangible assets at end of the year	206,998,000	212,392,000
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(94,070,000)	(96,086,000)
Disposals	34,470,000
Transfers from/(to) other accounts	21,000
Depreciation and amortization for the period	(1,916,000)	(474,000)
Exchange differences	(5,201,000)	2,490,000
Other intangible assets at end of the year	(66,696,000)	(94,070,000)
Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(15,227,000)	(16,276,000)
Disposals	9,413,000
Exchange differences	(1,806,000)	1,049,000
Other intangible assets at end of the year	(7,620,000)	(15,227,000)
Development Expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	3,789,000
Other intangible assets at end of the year	5,147,000	3,789,000
Development Expenditure | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	51,221,000	53,590,000
Additions	972,000	664,000
Disposals	(40,317,000)
Transfers from/(to) other accounts	542,000	328,000
Exchange differences	6,573,000	(3,361,000)
Other intangible assets at end of the year	18,991,000	51,221,000
Development Expenditure | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(34,424,000)	(36,353,000)
Disposals	32,148,000
Transfers from/(to) other accounts	15,000
Depreciation and amortization for the period	(706,000)	(229,000)
Exchange differences	(4,366,000)	2,158,000
Other intangible assets at end of the year	(7,333,000)	(34,424,000)
Development Expenditure | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(13,008,000)	(13,991,000)
Disposals	8,169,000
Exchange differences	(1,672,000)	983,000
Other intangible assets at end of the year	(6,511,000)	(13,008,000)
Power Supply Agreements | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836,000	37,836,000
Other intangible assets at end of the year	37,836,000	37,836,000
Power Supply Agreements | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(37,836,000)	(37,836,000)
Other intangible assets at end of the year	(37,836,000)	(37,836,000)
Rights of Use | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	13,105,000	13,329,000
Transfers from/(to) other accounts		(31,000)
Exchange differences	315,000	(193,000)
Other intangible assets at end of the year	13,420,000	13,105,000
Rights of Use | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(11,996,000)	(12,142,000)
Exchange differences	(315,000)	146,000
Other intangible assets at end of the year	(12,311,000)	(11,996,000)
Rights of Use | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(1,109,000)	(1,187,000)
Exchange differences		78,000
Other intangible assets at end of the year	(1,109,000)	(1,109,000)
Computer Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	7,743,000
Other intangible assets at end of the year	8,607,000	7,743,000
Computer Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	12,757,000	10,396,000
Additions	1,209,000	2,750,000
Disposals	(196,000)
Exchange differences	1,147,000	(389,000)
Other intangible assets at end of the year	14,917,000	12,757,000
Computer Software | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(5,014,000)	(5,076,000)
Disposals	73,000
Depreciation and amortization for the period	(1,210,000)	(27,000)
Exchange differences	(159,000)	89,000
Other intangible assets at end of the year	(6,310,000)	(5,014,000)
Greenhouse Gasses (CO2) [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	90,563,000
Other intangible assets at end of the year	117,783,000	90,563,000
Greenhouse Gasses (CO2) [member] | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	90,563,000	128,176,000
Additions	89,022,000	60,326,000
Disposals	(73,050,000)	(90,112,000)
Exchange differences	11,248,000	(7,827,000)
Other intangible assets at end of the year	117,783,000	90,563,000
Other Intangible Assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	1,000,000
Other intangible assets at end of the year	1,145,000	1,000,000
Other Intangible Assets | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	6,910,000	7,380,000
Disposals	(3,493,000)
Transfers from/(to) other accounts		(297,000)
Exchange differences	634,000	(173,000)
Other intangible assets at end of the year	4,051,000	6,910,000
Other Intangible Assets | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(4,800,000)	(4,679,000)
Disposals	2,249,000
Transfers from/(to) other accounts	6,000
Depreciation and amortization for the period		(218,000)
Exchange differences	(361,000)	97,000
Other intangible assets at end of the year	(2,906,000)	(4,800,000)
Other Intangible Assets | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(1,110,000)	(1,098,000)
Disposals	1,244,000
Exchange differences	$ (134,000)	(12,000)
Other intangible assets at end of the year		$ (1,110,000)